Document and Entity Information	Jul. 18, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 18, 2025
Entity Registrant Name	SunLink Health Systems, Inc.
Entity Central Index Key	0000096793
Entity Emerging Growth Company	false
Entity File Number	001-12607
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	31-0621189
Entity Address, Address Line One	900 Circle 75 Parkway
Entity Address, Address Line Two	Suite 690
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	770
Local Phone Number	933-7000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Amendment Description	As previously disclosed, on April 14, 2025, SunLink Health Systems, Inc., a Georgia corporation (“SunLink”), entered into an Amended and Restated Agreement and Plan of Merger (the “Amended and Restated Merger Agreement”) with Regional Health Properties, Inc., a Georgia corporation (“Regional”). The Amended and Restated Merger Agreement amended and restated in its entirety the previously announced Agreement and Plan of Merger, between Regional and SunLink, dated as of January 3, 2025 . On June 22, 2025, SunLink and Regional entered into an Amendment to the Amended and Restated Agreement and Plan of Merger, pursuant to which Regional and SunLink each agreed to extend the Termination Date (as defined in the Amended and Restated Merger Agreement) until 5:00 p.m., Eastern time, on August 11, 2025 and make a clarifying clean-up change. The Amended and Restated Merger Agreement, as amended (the “Merger Agreement”), provides that, among other things and subject to the terms and conditions of the Merger Agreement, SunLink will be merged with and into Regional (the “Merger”), with Regional surviving the Merger.
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	SSY
Security Exchange Name	NYSEAMER